Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss per share
Basic loss per share (in dollars per share)	$ (0.61)	$ (0.25)
Diluted loss per share (in dollars per share)	$ (0.61)	$ (0.25)
Reconciliations of loss used in calculating loss per share
Net loss	$ (15,217)	$ (6,193)
Loss used in calculating diluted loss per share	$ (15,217)	$ (6,193)
Weighted-average number of common shares outstanding (in thousands):
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share (in shares)	25,129	25,129
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (in shares)	25,129	25,129